Capital and Financial Risk Management - Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Capital And Financial Risk Management [Abstract]
Cash and cash equivalents	$ 280,641	$ 191,081	$ 149,866	$ 465,708
Short-term investments	86,666	136,062
Trade and other receivables	1,522	2,376
Total	$ 368,828	$ 329,518